Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials and components	$ 57,156	$ 29,362
Products in process	11,186	10,041
Finished products	7,411	8,247
Inventories	$ 75,753	$ 47,650